Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Cash Flows(Parenthetical) [Abstract]
Equity method investment, dividends	$ 75	$ 61	$ 55